Federated Government Obligations Tax-Managed Fund
A Portfolio of Money Market Obligations Trust
AUTOMATED SHARES (TICKER GOAXX)
INSTITUTIONAL SHARES (TICKER GOTXX)
SERVICE SHARES (TICKER GTSXX)

SUPPLEMENT TO PROSPECTUSES DATED SEPTEMBER 30, 2014 and JULY 20, 2015
1. Under the heading entitled “What are the Fund's Investment Strategies?,” please revise the second sentence of the second paragraph as follows:
“Accordingly, except for temporary defensive purposes, the Fund will not engage in repurchase agreement transactions or invest in government securities that pay interest subject to state personal income tax, including those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association or the Government National Mortgage Association. The Fund may also hold cash.”
2. Please delete the section “TEMPORARY CASH POSITIONS” in its entirety and replace with the following:
“TEMPORARY INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by holding cash or repurchase agreement collateralized by government securities with The Federal Reserve Bank of New York (“NY Fed”). It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. Such temporary cash positions could affect the Fund's investment returns and/or the Fund's ability to achieve its investment objective. In order to invest in repurchase agreements with the NY Fed, the Fund may engage in periodic “test” trading in order to assess operational abilities at times when the Fund would otherwise not enter into such a position. These exercises may vary in size and frequency. Repurchase agreements with the NY Fed are considered “government securities” for purposes of Rule 2a-7 and the Fund considers the NY Fed to be an instrumentality of the U.S. government. The use of repurchase agreements will produce taxable income to shareholders.”
September 2, 2015
Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452828 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Government Obligations Tax-Managed Fund
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER GOTXX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2014
1. Under the heading entitled “What are the Fund's Investment Strategies?,” please revise the second sentence of the second paragraph as follows:
“Accordingly, except for temporary defensive purposes, the Fund will not engage in repurchase agreement transactions or invest in government securities that pay interest subject to state personal income tax, including those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association or the Government National Mortgage Association. The Fund may also hold cash.”
2. Please delete the section “TEMPORARY CASH POSITIONS” in its entirety and replace with the following:
“TEMPORARY INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by holding cash or repurchase agreement collateralized by government securities with The Federal Reserve Bank of New York (“NY Fed”). It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. Such temporary cash positions could affect the Fund's investment returns and/or the Fund's ability to achieve its investment objective. In order to invest in repurchase agreements with the NY Fed, the Fund may engage in periodic “test” trading in order to assess operational abilities at times when the Fund would otherwise not enter into such a position. These exercises may vary in size and frequency. Repurchase agreements with the NY Fed are considered “government securities” for purposes of Rule 2a-7 and the Fund considers the NY Fed to be an instrumentality of the U.S. government. The use of repurchase agreements will produce taxable income to shareholders.”
September 2, 2015
Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452830 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Tax-Free Obligations fund
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER TBIXX)
SERVICE SHARES (TICKER TBSXX)

SUPPLEMENT TO PROSPECTUSES DATED SEPTEMBER 30, 2014
Under the heading entitled “What are the Fund's Investment Strategies?,” please delete section entitled “Temporary Investments” and replace it with the following:
“TEMPORARY INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in taxable securities (including, for example, securities subject to the federal AMT or repurchase agreements collateralized by government securities with The Federal Reserve Bank of New York (“NY Fed”)) or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund's investment returns. In order to invest in repurchase agreements with the NY Fed, the Fund may engage in periodic “test” trading in order to assess operational abilities at times when the Fund would otherwise not enter into such a position. These exercises may vary in size and frequency. Repurchase agreements with the NY Fed are considered “government securities” for purposes of Rule 2a-7 and the Fund considers the NY Fed to be an instrumentality of the U.S. government. If the Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent fail to meet its investment objectives.”
September 2, 2015
Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452824 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Tax-Free Obligations fund
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER TBIXX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2014
Under the heading entitled “What are the Fund's Investment Strategies?,” please delete section entitled “Temporary Investments” and replace it with the following:
“TEMPORARY INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in taxable securities (including, for example, securities subject to the federal AMT or repurchase agreements collateralized by government securities with The Federal Reserve Bank of New York (“NY Fed”)) or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund's investment returns. In order to invest in repurchase agreements with the NY Fed, the Fund may engage in periodic “test” trading in order to assess operational abilities at times when the Fund would otherwise not enter into such a position. These exercises may vary in size and frequency. Repurchase agreements with the NY Fed are considered “government securities” for purposes of Rule 2a-7 and the Fund considers the NY Fed to be an instrumentality of the U.S. government. If the Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent fail to meet its investment objectives.”
September 2, 2015
Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452827 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated U.S. Treasury Cash Reserves
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER UTIXX)
SERVICE SHARES (TICKER TISXX)

SUPPLEMENT TO PROSPECTUSES DATED JUNE 30, 2015
Under the heading entitled “What are the Fund's Investment Strategies?,” please make the following changes:
1. Please delete the second sentence and replace it with the following:
“The Fund invests only in a portfolio of U.S. Treasury securities maturing in 397 days or less that pay interest exempt from state personal income tax. The Fund may temporarily depart from its principal investment strategies for defensive purposes.”
2. Please delete the section entitled “Temporary Cash Positions” and replace with the following:
“TEMPORARY INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by holding cash or repurchase agreements collateralized with government securities with The Federal Reserve Bank of New York (“NY Fed”). It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. Such temporary cash positions could affect the Fund's investment returns and/or the Fund's ability to achieve its investment objective. In order to invest in repurchase agreements with the NY Fed, the Fund may engage in periodic “test” trading in order to assess operational abilities at times when the Fund would otherwise not enter into such a position. These exercises may vary in size and frequency. Repurchase agreements with the NY Fed are considered “government securities” for purposes of Rule 2a-7 and the Fund considers the NY Fed to be an instrumentality of the U.S. government. The use of repurchase agreements will produce taxable income to shareholders.”
September 2, 2015
Federated U.S. Treasury Cash Reserves
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452832 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Government Obligations Tax-Managed Fund
A Portfolio of Money Market Obligations Trust
AUTOMATED SHARES (TICKER GOAXX)
INSTITUTIONAL SHARES (TICKER GOTXX)
SERVICE SHARES (TICKER GTSXX)

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2014 and JULY 20, 2015
Under the heading entitled “Securities in Which the Fund Invests,” please add the following section after the Securities Lending section as follows:
“Temporary Investments
As a temporary investment as described in the prospectus, the Fund may enter into repurchase agreements collateralized with government securities with The Federal Reserve Bank of New York (“NY Fed”). Repurchase agreements are transactions in which the Fund buys a security from the seller (NY Fed) and agrees to sell the security back at a mutually agreed-upon time and price. If the repurchase price exceeds the sale price, the Fund will earn a return on the transaction. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements with the NY Fed are considered “government securities” for purposes of Rule 2a-7 of the Investment Company Act of 1940, and the Fund considers the NY Fed to be an instrumentality of the U.S. government. The use of repurchase agreements will produce taxable income to shareholders.”
September 2, 2015

Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452829 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Government Obligations Tax-Managed Fund
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER GOTXX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2014
Under the heading entitled “Securities in Which the Fund Invests,” please add the following section after the Securities Lending section as follows:
“Temporary Investments
As a temporary investment as described in the prospectus, the Fund may enter into repurchase agreements collateralized with government securities with The Federal Reserve Bank of New York (“NY Fed”). Repurchase agreements are transactions in which the Fund buys a security from the seller (NY Fed) and agrees to sell the security back at a mutually agreed-upon time and price. If the repurchase price exceeds the sale price, the Fund will earn a return on the transaction. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements with the NY Fed are considered “government securities” for purposes of Rule 2a-7 of the Investment Company Act of 1940, and the Fund considers the NY Fed to be an instrumentality of the U.S. government. The use of repurchase agreements will produce taxable income to shareholders.”
September 2, 2015

Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452831 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Tax-Free Obligations fund
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER TBIXX)
SERVICE SHARES (TICKER TBSXX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2014
Under the heading entitled “Securities in Which the Fund Invests,” subheading “Temporary Investments,” section “Repurchase Agreements,” please add the following as the last sentence of the first paragraph:
“The Fund may also enter into repurchase agreements collateralized with government securities with The Federal Reserve Bank of New York. Repurchase agreements with NY Fed are considered “government securities” for purposes of Rule 2a-7 and the Fund considers the NY Fed to be an instrumentality of the U.S. government.”
September 2, 2015

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452825 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Tax-Free Obligations fund
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER TBIXX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2014
Under the heading entitled “Securities in Which the Fund Invests,” subheading “Temporary Investments,” section “Repurchase Agreements,” please add the following as the last sentence of the first paragraph:
“The Fund may also enter into repurchase agreements collateralized with government securities with The Federal Reserve Bank of New York. Repurchase agreements with the NY Fed are considered “government securities” for purposes of Rule 2a-7 and the Fund considers the NY Fed to be an instrumentality of the U.S. government.”
September 2, 2015

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452826 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated U.S. Treasury Cash Reserves
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER UTIXX)
SERVICE SHARES (TICKER TISXX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2015
Under the section entitled “Securities in Which the Fund Invests,” please add the following at the end of the section:
“Temporary Investments
As a temporary investment as described in the prospectus, the Fund may enter into repurchase agreements collateralized with government securities with The Federal Reserve Bank of New York (“NY Fed”). Repurchase agreements are transactions in which the Fund buys a security from the seller (NY Fed) and agrees to sell the security back at a mutually agreed-upon time and price. If the repurchase price exceeds the sale price, the Fund will earn a return on the transaction. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements with the NY Fed are considered “government securities” for purposes of Rule 2a-7 of the Investment Company Act of 1940 and the Fund considers the NY Fed to be an instrumentality of the U.S. government. The use of repurchase agreements will produce taxable income to shareholders.”
September 2, 2015

Federated U.S. Treasury Cash Reserves
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452833 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.